Capitalized Software and Intangible Assets	6 Months Ended
Jun. 30, 2021
Research and Development [Abstract]
Capitalized Software and Intangible Assets

Note 4. Capitalized Software and Intangible Assets

Non-current assets consist of the following at June 30, 2021 and December 31, 2020:

	Amortization Period (in years)	June 30, 2021	December 31, 2020
Capitalized Software		$96,691	$31,700
Intangible Assets:
U.S. Method Patent	13.4	967,500	-
Web Domain	N/A	161,250	-
Trademark	N/A	483,750	-
Total Intangible Assets		$1,612,500	$-

Capitalized software represents the development costs for internal-use software. The software application is still in development with costs continuing to be capitalized and no amortization expense being recognized yet. There were no impairments recognized during the periods ended June 30, 2021 and December 31, 2020.

The intangible assets represent the value the Company paid to acquire the trademark “AllergiEnd”, the web domain “AllergiEnd.com” along with the U.S. Method Patent registration relating to the allergy testing kit and related materials the Company distributes to physician clients. The Company acquired the intangible assets from MedScience Research Group as of June 23, 2021. The provisional allocation of the purchase price to each of these assets was determined based on ASC 805-50-30, Business Combination, Related Issues, Initial Measurement. The assets will be amortized over their useful lives beginning July 1, 2021. The Trademark and Web Domain are determined to have an indefinite life and will be tested annually for impairment in accordance with ASC 350-30-35, Intangibles, General Intangibles Other Than Goodwill. There was no amortization expense during the periods ended June 30, 2021 and December 31, 2020.